Unaudited Interim Condensed Statements of Cash Flows (USD $)	6 Months Ended		61 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (4,274)	$ (4,457)	$ (50,293)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(2,000)	(829)	2,625
Net Cash Provided by (Used in) Operating Activities	(6,274)	(5,286)	(47,668)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Related Party Debt	4,560	2,000	35,773
Proceeds from Issuance of Common Stock	0	3,250	12,000
Net Cash Provided by (Used in) Financing Activities	4,560	5,250	47,773
Cash and Cash Equivalents, Period Increase (Decrease)	(1,716)	(36)	105
Cash and Cash Equivalents, at Carrying Value	1,819	379	0
Cash and Cash Equivalents, at Carrying Value	$ 105	$ 343	$ 105